TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective
Prospectus, Summary Prospectuses and
Statement of Additional Information

* * *

Transamerica Asset Allocation -
Conservative VP Transamerica Asset
Allocation - Growth VP Transamerica
Asset Allocation - Moderate Growth
VP Transamerica Asset Allocation -
Moderate VP Transamerica
International Moderate Growth VP

Effective January 12, 2018, the names of each of Transamerica Asset Allocation - Conservative VP, Transamerica Asset Allocation - Growth
VP, Transamerica Asset Allocation - Moderate Growth VP, Transamerica Asset Allocation - Moderate VP and Transamerica International Moderate Growth VP (the "Portfolios") will change. The Portfolios' investment objectives, principal investment strategies, principal risks, portfolio managers and fee schedules will remain the same. J.P. Morgan Investment Management Inc. will continue to serve as the Portfolios' sub-adviser and Transamerica Asset Management, Inc. will continue to serve as the Portfolios' investment manager.

The Portfolios will be renamed according to the table below and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information concerning the Portfolios.


Current Name
Transamerica Asset Allocation - Conservative VP
Transamerica Asset Allocation - Growth VP
Transamerica Asset Allocation - Moderate Growth VP
Transamerica Asset Allocation - Moderate VP
Transamerica International Moderate Growth VP

New Name (effective January 12, 2018)
Transamerica JPMorgan Asset Allocation - Conservative VP
Transamerica JPMorgan Asset Allocation - Growth VP
Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Transamerica JPMorgan Asset Allocation - Moderate VP
Transamerica JPMorgan International Moderate Growth VP



* * *

Investors Should Retain this Supplement for
Future Reference




December 15, 2017